Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	52
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$299,851.82

Principal:
Principal Collections	$6,531,176.06
Prepayments in Full	$1,837,883.31
Liquidation Proceeds	$40,648.91
Recoveries	$18,697.99
Sub Total	$8,428,406.27
Collections	$8,728,258.09

Purchase Amounts:
Purchase Amounts Related to Principal	$257,914.45
Purchase Amounts Related to Interest	$1,107.06
Sub Total	$259,021.51

Clean-up Call	$73,804,619.78

Reserve Account Draw Amount	$14,901,914.40

Available Funds - Total	$97,693,813.78

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	52
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$97,693,813.78
Servicing Fee	$68,768.28	$68,768.28	$0.00	$0.00	$97,625,045.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$97,625,045.50
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$97,625,045.50
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$97,625,045.50
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$97,625,045.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,625,045.50
Interest - Class B Notes	$43,606.60	$43,606.60	$0.00	$0.00	$97,581,438.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,581,438.90
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$97,523,526.90
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,523,526.90
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$97,452,162.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$97,452,162.90
Regular Principal Payment	$77,771,945.72	$77,771,945.72	$0.00	$0.00	$19,680,217.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$19,680,217.18
Residuel Released to Depositor	$0.00	$19,680,217.18	$0.00	$0.00	$0.00
Total		$97,693,813.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$77,771,945.72
Total					$77,771,945.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$23,051,945.72	$561.69	$43,606.60	$1.06	$23,095,552.32	$562.75
Class C Notes	$27,360,000.00	$1,000.00	$57,912.00	$2.12	$27,417,912.00	$1,002.12
Class D Notes	$27,360,000.00	$1,000.00	$71,364.00	$2.61	$27,431,364.00	$1,002.61
Total	$77,771,945.72	$55.73	$172,882.60	$0.12	$77,944,828.32	$55.86

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	52

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$23,051,945.72	0.5616946	$0.00	0.0000000
Class C Notes	$27,360,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$27,360,000.00	1.0000000	$0.00	0.0000000
Total	$77,771,945.72	0.0557313	$0.00	0.0000000

Pool Information
Weighted Average APR	4.378%	4.421%
Weighted Average Remaining Term	15.61	14.96
Number of Receivables Outstanding	14,207	13,585
Pool Balance	$82,521,931.09	$73,804,619.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$77,771,945.72	$69,686,250.56
Pool Factor	0.0553767	0.0495269

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$4,118,369.22
Targeted Overcollateralization Amount	$4,118,369.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,804,619.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$14,901,914.40
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(14,901,914.40)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	52

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		64	$49,688.58
(Recoveries)		100	$18,697.99
Net Losses for Current Collection Period			$30,990.59
Cumulative Net Losses Last Collection Period			$8,956,957.24
Cumulative Net Losses for all Collection Periods			$8,987,947.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.34%	300	$2,464,898.19
61-90 Days Delinquent	0.32%	22	$233,910.67
91-120 Days Delinquent	0.16%	13	$120,898.71
Over 120 Days Delinquent	1.28%	81	$942,188.38
Total Delinquent Receivables	5.10%	416	$3,761,895.95

Repossession Inventory:
Repossessed in the Current Collection Period		2	$19,615.82
Total Repossessed Inventory		4	$47,484.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5415%
Preceding Collection Period			0.2823%
Current Collection Period			0.4758%
Three Month Average			0.4332%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8550%
Preceding Collection Period			0.8798%
Current Collection Period			0.8539%
Three Month Average			0.8629%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer